STOCK OPTION PLANS (Details 1) (2012 Preferred Stock Plan [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2012 Preferred Stock Plan [Member]
Share-based Compensation, Stock Options, Activity [Line Items]
Option Outstanding - Balance	2,287,500	2,448,000	0
Preferred Stock Option Outstanding - Preferred options cancelled	0	(160,500)
Preferred Stock Option Outstanding - Options granted Employees	200,000		2,287,500
Preferred Stock Option Outstanding - Options granted Non-Employee	0		160,500
Option Outstanding - Balance	2,487,500	2,287,500	2,448,000	0
Preferred options vested	1,482,161		1,318,359
Weighted Average Exercise Price - Balance	$ 0.4742	$ 0.4578	$ 0
Weighted Average Exercise Price - Preferred options cancelled	$ 0	$ 0.225
Weighted Average Exercise Price - Options granted Employee	$ 2.21		$ 0.4742
Weighted Average Exercise Price - Options granted Non-Employee	$ 0		$ 0.225
Weighted Average Exercise Price - Balance	$ 0.61	$ 0.4742	$ 0.4578	$ 0
Outstanding Preferred Options Weighted Average Remaining Contractual Term - Preferred options cancelled	0 years	9 years 9 months 18 days
Outstanding Preferred Options Weighted Average Remaining Contractual Term - Options granted Employee	9 years 9 months 18 days		9 years 6 months
Outstanding Preferred Options Weighted Average Remaining Contractual Term - Options granted Non-Employee	0 years		9 years 9 months 18 days
Outstanding Preferred Options Weighted Average Remaining Contractual Term - Balance	8 years 7 months 6 days	8 years 6 months	9 years 7 months 6 days	0 years